Virtus Ceredex Large-Cap Value Equity Fund

(the “Fund”),

a series of Virtus Asset Trust

Supplement dated September 25, 2026,
to the Summary and Statutory Prospectuses
(the “Prospectuses”) dated April 28, 2026, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective September 30, 2026, the “Principal Investment Strategies” in the “Investments, Risks and Performance” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund will be replaced with the following:

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Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers large-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 1000® Value Index.ΩAs of June 30, 2026, the market capitalization range of the companies in the Russell 1000® Value Index was $777 million to $4.25 trillion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.

In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase. The fund may also invest in companies that do not pay dividends when the subadviser believes such companies present attractive investment opportunities and are otherwise consistent with the fund’s investment objective and strategies.

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The disclosure under “Principal Investment Strategies” in the “More Information About Investment Objectives and Principal Investment Strategies” section of the statutory prospectus applicable to the Fund will be replaced with the following:

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers large-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 1000® Value Index. As of June 30, 2026, the market capitalization range of the companies in the Russell 1000® Value Index was $777 million to $4.25 trillion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.

In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase. The fund may also invest in companies that do not pay dividends when the subadviser believes such companies present attractive investment opportunities and are otherwise consistent with the fund’s investment objective and strategies. To the extent consistent with the fund’s investment objective and strategies, the subadviser integrates environmental, social and/or governance (“ESG”) factor considerations that it believes could influence the risks and rewards of companies in the fund’s portolio. However, inclusion of ESG related items is not the fund’s investment objective, nor one of its investment strategies. Therefore, ESG factors are supplemental information considered during the investment process and may or may not factor into the ultimate decision to add a company to the fund’s portfolio.

Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. When this allocation happens, the fund may not achieve its investment objective.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622/Ceredex LCV Strategy Changes (9/2026)

Virtus Ceredex Mid-Cap Value Equity Fund

(the “Fund”),

a series of Virtus Asset Trust

Supplement dated September 25, 2026,
to the Summary and Statutory Prospectuses
(the “Prospectuses”) dated April 28, 2026, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective September 30, 2026, the “Principal Investment Strategies” in the “Investments, Risks and Performance” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund will be replaced with the following:

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Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of mid-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers mid-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell Midcap® Index.ΩAs of June 30, 2026, the market capitalization range of the companies in the Russell Midcap® Index was $777 million to $92.7 billion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.

In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase. The fund may also invest in companies that do not pay dividends when the subadviser believes such companies present attractive investment opportunities and are otherwise consistent with the fund’s investment objective and strategies.

-- End of Supplement Data --

The disclosure under “Principal Investment Strategies” in the “More Information About Investment Objectives and Principal Investment Strategies” section of the statutory prospectus applicable to the Fund will be replaced with the following:

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of mid-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers mid-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell Midcap® Index. As of June 30, 2026, the market capitalization range of the companies in the Russell Midcap® Index was $777 million to $92.7 billion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.

In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase. The fund may also invest in companies that do not pay dividends when the subadviser believes such companies present attractive investment opportunities and are otherwise consistent with the fund’s investment objective and strategies. To the extent consistent with the fund’s investment objective and strategies, the subadviser integrates environmental, social and/or governance (“ESG”) factor considerations that it believes could influence the risks and rewards of companies in the fund’s portolio. However, inclusion of ESG related items is not the fund’s investment objective, nor one of its investment strategies. Therefore, ESG factors are supplemental information considered during the investment process and may or may not factor into the ultimate decision to add a company to the fund’s portfolio.

Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. When this allocation happens, the fund may not achieve its investment objective.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622/Ceredex MCV Strategy Changes (9/2026)

Virtus Ceredex Small-Cap Value Equity Fund

(the “Fund”),

a series of Virtus Asset Trust

Supplement dated September 25, 2026,
to the Summary and Statutory Prospectuses
(the “Prospectuses”) dated April 28, 2026, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective September 30, 2026, the “Principal Investment Strategies” in the “Investments, Risks and Performance” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund will be replaced with the following:

-- End of Supplement Text --

Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”).ΩAs of the date of this prospectus, the fund’s subadviser considers small-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Index on a rolling three-year basis. On this basis, as of June 30, 2026, the total market capitalization range of companies included in the Russell 2000® Index over the past three years was $93.6 thousand to $81.1 billion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.

In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase. The fund may also invest in companies that do not pay dividends when the subadviser believes such companies present attractive investment opportunities and are otherwise consistent with the fund’s investment objective and strategies.

-- End of Supplement Data --

The disclosure under “Principal Investment Strategies” in the “More Information About Investment Objectives and Principal Investment Strategies” section of the statutory prospectus applicable to the Fund will be replaced with the following:

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers small-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Index on a rolling three-year basis. On this basis, as of June 30, 2026, the total market capitalization range of companies included in the Russell 2000® Index over the past three years was $93.6 thousand to $81.1 billion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.

In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase. The fund may also invest in companies that do not pay dividends when the subadviser believes such companies present attractive investment opportunities and are otherwise consistent with the fund’s investment objective and strategies. To the extent consistent with the fund’s investment objective and strategies, the subadviser integrates environmental, social and/or governance (“ESG”) factor considerations that it believes could influence the risks and rewards of companies in the fund’s portolio. However, inclusion of ESG related items is not the fund’s investment objective, nor one of its investment strategies. Therefore, ESG factors are supplemental information considered during the investment process and may or may not factor into the ultimate decision to add a company to the fund’s portfolio.

Temporary Defensive Strategy: If the subadviser does not believe that the market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing, without limit, in cash and cash equivalents. The fund also may invest in investment grade fixed income securities and mid- to large-capitalization common stocks that would not ordinarily be consistent with the fund’s objective. When this allocation happens, the fund may not achieve its investment objective.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622/Ceredex SCV Strategy Changes (9/2026)